FAIR VALUE MEASUREMENTS - Activity Measured on a Recurring Basis (Details) - Non-employee Earnouts - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 21,466	$ 0
Initial valuation of the Non-employee Earnout liability		68,412
Mark-to-market (gain) on Non-employee Earnout liability	5,879	(46,946)
Ending Balance	$ 27,345	$ 21,466